Segment reporting and information on geographical areas - Summary of Air and Space Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Impairment of property, plant and equipment	€ 1,172	€ 0	€ 0
Write-downs of inventories	806	1,882	462
Total	4,480	1,531	0
Air
Disclosure of operating segments [line items]
Impairment of intangible assets	3,308	0	0
Impairment of property, plant and equipment	1,172	0	0
Write-downs of inventories	9,592	1,500	0
Total	14,072	1,500	0
Space
Disclosure of operating segments [line items]
Impairment of intangible assets	0	1,531	0
Write-downs of inventories	783	5,983	2,501
Impairment loss on trade receivables	337	0	0
Total	€ 1,120	€ 7,514	€ 2,501